ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES
NOTE 15:-    ENTITY WIDE DISCLOSURES

a.	Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31,
	2020	2019	2018

Customer A - Sales of manufactured products	18.9%	19.5%	12.0%
Customer B - Sales of manufactured products	11.6%	11.5%	9.3%

b.	Revenues by geographic areas:

Israel	20,792	19,659	18,940
North America	6,009	6,434	6,973
Netherlands	3,808	2,898	3,302
India	3,292	3,809	2,239
Others	2,806	1,994	488

	36,707	34,794	33,939